EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Plan assets	R$ 17,952	R$ 1,149
Total liabilities	1,356,717	1,424,864
Current	157	253
Non-current	1,356,560	1,424,611
Defined contribution pension plan
EMPLOYEE BENEFITS
Plan assets	17,952	1,149
Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	1,057,846	1,084,758
Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	272,369	316,230
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 26,502	R$ 23,876